Restricted assets (Table)	12 Months Ended
Dec. 31, 2024
Restricted Availability Assets [Abstract]
Summary of Restricted Asset	The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2024	December 31, 2023
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2026	5,873	—
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024	—	27,871
	5,873	27,871